Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt
The table below sets our external debt agreements as at December 31, 2022 (Successor) and 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Secured debt:
Secured Credit Facilities	—	5,545
Term Loan Facility	175	—
Second Lien Facility	271	—
Total Secured debt	446	5,545
Unsecured bond
Unsecured senior convertible bond	50	—
Total unsecured bond	50	—
Total principal debt	496	5,545
Exit fee
Term Loan Facility	9	—
Second Lien Facility	13	—
Total exit fee	22	—
Less: Debt reported as liabilities subject to compromise (1)	—	(5,545)
Total debt	518	—
(1) Certain subsidiaries filed for Chapter 11 bankruptcy protection on February 7, 2021 and February 10, 2021. As a result, the outstanding balance of the senior credit facilities were classified within liabilities subject to compromise ("LSTC") in our Consolidated Balance Sheet at December 31, 2021. For further information on our bankruptcy proceedings refer to Note 4 - "Chapter 11".
Debt is presented in our Consolidated Balance Sheets as:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Debt due within one year	22	—
Long-term debt	496	—
Total debt	518	—

Schedule of debt maturities
The outstanding debt as at December 31, 2022 (Successor) was repayable as follows, for the years ended December 31:

(In $ millions)	Term Loan	Second Lien	Convertible Bond	Total repayments
2023	—	22	—	22
2024	—	22	—	22
2025	—	22	—	22
2026	184	22	—	206
2027	—	196	—	196
2028 and thereafter	—	—	50	50
Total debt principal and exit fee payments	184	284	50	518